Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	FINANCIAL INSTRUMENTS
    Accounting classifications and fair values
The following tables show the carrying amounts and fair values of financial assets and financial liabilities.

	United States Dollar
	Carrying amount				Carrying amount	Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financial assets measured at amortised cost	Other financial liabilities measured at amortised cost	Total	Total

2022
Financial assets measured at fair value
– Environmental trust funds	2.9	—	—	—	2.9	2.9
– Trade receivables from provisional copper sales	29.6	—	—	—	29.6	29.6
– Investments	—	34.5	—	—	34.5	34.5
– Asanko redeemable preference shares	—	60.3	—	—	60.3	60.3
Total	32.5	94.8	—	—	127.3	127.3
Financial assets not measured at fair value
– Environmental trust funds	—	—	95.9	—	95.9	95.9
– Loan advanced - contractor	—	—	23.4	—	23.4	23.4
– Trade and other receivables	—	—	42.2	—	42.2	42.2
– Cash and cash equivalents	—	—	769.4	—	769.4	769.4
Total	—	—	930.9	—	930.9	930.9
Financial liabilities not measured at fair value
– Borrowings	—	—	—	1,079.3	1,079.3	1,089.6
– Trade and other payables	—	—	—	501.2	501.2	501.2
– Lease liabilities	—	—	—	394.2	394.2	394.2
Total	—	—	—	1,974.7	1,974.7	1,985.0

	United States Dollar
	Carrying amount				Carrying amount	Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financial assets measured at amortised cost	Other financial liabilities measured at amortised cost	Total	Total

2021
Financial assets measured at fair value
– Environmental trust funds	2.9	—	—	—	2.9	2.9
– Trade receivables from provisional copper sales	25.8	—	—	—	25.8	25.8
– Investments	—	30.9	—	—	30.9	30.9
– Asanko redeemable preference shares	—	94.5	—	—	94.5	94.5
– Oil derivatives contracts	5.1	—	—	—	5.1	5.1
Total	33.8	125.4	—	—	159.2	159.2
Financial assets not measured at fair value
– Environmental trust funds	—	—	85.2	—	85.2	85.2
– Loan advanced - contractor	—	—	27.3	—	27.3	27.3
– Trade and other receivables	—	—	56.5	—	56.5	56.5
– Cash and cash equivalents	—	—	524.7	—	524.7	524.7
Total	—	—	693.7	—	693.7	693.7
Financial liabilities measured at fair value
– Gold and foreign exchange derivative contracts	6.8	—	—	—	6.8	6.8
Total	6.8	—	—	—	6.8	6.8
Financial liabilities not measured at fair value
– Borrowings	—	—	—	1,078.1	1,078.1	1,191.6
– Trade and other payables	—	—	—	480.5	480.5	480.5
– Lease liabilities	—	—	—	415.5	415.5	415.5
Total	—	—	—	1,974.1	1,974.1	2,087.6
Notes to the Consolidated Financial Statements continued
for the year ended 31 December 2022

37.    FINANCIAL INSTRUMENTS continued
    Accounting classifications and fair values continued
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
    Trade and other receivables, trade and other payables and cash and cash equivalents
The carrying amounts approximate fair values due to the short maturity of these instruments.
    Loan advanced – contractor
The fair value of the loan advanced to contractor approximates the carrying amount, determined using the discounted cash flow method using market related interest rates.
    Investments and redeemable preference shares
The fair value of publicly traded instruments (listed investments) is based on quoted market values. Asanko redeemable preference shares are accounted for at fair value based on the expected cash flows as set out in note 17.
    Oil, gold, copper and foreign exchange derivative contracts
The fair values of these contracts are determined by using the applicable valuation models for each instrument type with the key inputs being forward prices, interest rates and volatilities.
    Environmental trust funds
The environmental trust funds are measured at fair value through profit or loss and amortised cost which approximates fair value based on the nature of the fund’s underlying investments.
    Borrowings
The five-year notes and the 10-year notes (2021: the five-year notes and the 10-year notes) are issued at a fixed interest rate. The fair values of these notes are based on listed market prices. The fair value of the remaining borrowings approximates their carrying amount, determined using the discounted cash flow method using market related interest rates.
    Fair value hierarchy
The Group has the following hierarchy for measuring the fair value of assets and liabilities at the reporting date:
    Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities;
    Level 2
Inputs other than quoted prices in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
    Level 3
Inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The Group recognises transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred. There were no transfers during the years ended 31 December 2022 and 2021.
37.    FINANCIAL INSTRUMENTS continued
    Fair value hierarchy continued
The following table sets out the Group’s financial assets and financial liabilities by level within the fair value hierarchy at the reporting date:

	United States Dollar
	2022				2021
Figures in millions unless otherwise stated	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Financial assets measured at fair value
Environmental trust funds	2.9	—	2.9	—	2.9	—	2.9	—
Trade receivables from provisional copper sales	29.6	—	29.6	—	25.8	—	25.8	—
Investments – listed	34.5	34.5	—	—	30.9	30.9	—	—
Asanko redeemable preference shares	60.3	—	—	60.3	94.5	—	—	94.5
Oil derivative contracts	—	—	—	—	5.1	—	5.1	—
Financial assets not measured at fair value
Environmental trust funds	95.9	—	95.9	—	85.2	—	85.2	—
Loan advanced – contractor	23.4	—	—	23.4	27.3		—	27.3
Financial liabilities measured at fair value
Foreign currency derivative contracts	—	—	—	—	6.8	—	6.8	—
Financial liabilities not measured at fair value
Borrowings	1,089.6	1,006.1	—	83.5	1,191.6	1,108.1	—	83.5
    Environmental trust funds
The environmental trust funds are measured at fair value through profit or loss and amortised cost which approximates fair value based on the nature of the fund’s underlying investments.
    Trade receivables from provisional copper sales
Valued using quoted market prices based on the forward London Metal Exchange (“LME”) and, as such, is classified within level 2 of the fair value hierarchy.
    Listed investments
Comprise equity investments in listed entities and are therefore valued using quoted market prices in active markets.
    Asanko redeemable preference shares
The fair value is based on the expected cash flows of the Asanko Gold Mine based on the life-of-mine model. Refer to note 17 for key inputs.
Notes to the Consolidated Financial Statements continued
for the year ended 31 December 2022

37.    FINANCIAL INSTRUMENTS continued
    Fair value hierarchy continued
    Oil, gold, copper and foreign exchange derivative contracts
The fair values of these contracts are determined by using the applicable valuation models for each instrument type with the key inputs being forward prices, interest rates, volatilities and exchange rates.
    Borrowings
The 5-year notes and the 10-year notes (2021: the 5-year notes and the 10-year notes) are issued at a fixed interest rate. The fair values of these notes are based on listed market prices and are classified within level 1 of the fair value hierarchy. The fair value of the remaining borrowings approximates their carrying amount, determined using the discounted cash flow method and market related interest rates and are classified within level 3 of the fair value hierarchy.
    Loan advanced – contractor
The fair value of the contractor loan approximates its carrying amount, determined using the discounted cash flow method and market related interest rates and is classified within level 3 of the fair value hierarchy.